RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 - RELATED PARTY TRANSACTIONS

Executive Compensation

The Company employs two related parties consisting of CEO and COO who serve in executive and management roles. During the three and six months ended June 30, 2026, the Company paid or accrued aggregate compensation, including salaries, discretionary bonuses, and other employee-related benefits, of approximately $809,000 and $485,000, respectively, to these related parties.

Restricted Unit Awards

On January 23, 2026, the Company granted an aggregate of 10,000,000 shares of RSUs to certain related parties. The RSUs are subject to vesting upon the satisfaction of both time-based and market-based conditions (see Note 13).

April 2026 Convertible Notes

On April 24, 2026, the Company entered into a securities purchase agreement with certain related parties with a principal amount of $15,615,385, including OID of $5,465,385 (see Note 18).

Employee Loan Payable

During the six months ended June 30, 2026, the Company had an unsecured loan payable to an employee (the “Employee Loan”). The outstanding balances amount to $121,739 as of June 30, 2026 and December 31, 2025.

There is no formal written loan agreement, stated maturity date, or stated interest rate associated with the Employee Loan. The Employee Loan is payable on demand. Because the Employee Loan does not bear stated interest, management evaluated the requirements of ASC 835-30, Imputation of Interest. Given (i) the short-term nature of the borrowing, (ii) the related-party nature of the transaction, and (iii) the absence of a stated repayment schedule, management determined that imputing interest would not have a material impact on the financial statements. Accordingly, no interest expense has been recorded in connection with the Employee Loan.

The Employee Loan is classified as a current liability on the accompanying interim unaudited condensed balance sheets as of June 30, 2026 and December 31, 2025.

Related Party Loan Payable

On November 6, 2025, the Company entered into a promissory note agreement (the “Related Party Note”) with a related party. The Related Party Note provides for a principal amount of $50,000 and bears interest at a rate of 6% per annum.

The Related Party Note matures and becomes due and payable in a single balloon payment consisting of all unpaid principal and accrued interest ninety (90) calendar days following the date on which the Company’s common stock is publicly listed on a national securities exchange in the United States. The Company may prepay the Related Party Note, in whole or in part, at any time without penalty. As of June 30, 2026 and December 31, 2025, the outstanding principal balance under the Related Party Note was $50,000.

NOTE 17 — RELATED PARTY TRANSACTIONS

The Company has accrued executive compensation, net of advances, of $267,691 and $338,927 to the CEO of the Company as of the year ended December 31, 2025 and 2024, respectively.

The Company has accrued executive compensation, net of advances, of $160,587 and $174,687 to the COO of the Company as of the year ended December 31, 2025 and 2024, respectively.

Employee Loans Payable

During the year ended December 31, 2025, the Company had an unsecured loan payable to a consultant (the “Employee Loan”) with an outstanding balance of $50,000. During the year ended December 31, 2024, the Company had an unsecured loan payable to an employee with an outstanding balance of $121,739. The Employee Loan was provided to fund short-term working capital needs. The balances outstanding amount to $171,739 and $121,739 as of December 31, 2025 and 2024, respectively.

There is no formal written loan agreement, stated maturity date, or stated interest rate associated with this borrowing. The loan is payable on demand. Because the loan does not bear stated interest, management evaluated the requirements of ASC 835-30, Imputation of Interest. Given (i) the short-term nature of the borrowing, (ii) the related-party nature of the transaction, and (iii) the absence of a stated repayment schedule, management determined that imputing interest would not have a material impact on the financial statements. Accordingly, no interest expense has been recorded in connection with this loan.

The Employee Loans are classified as a current liability on the accompanying interim unaudited condensed balance sheet as of March 31, 2026, as the employees may demand repayment at any time.

Related Party Loan Payable

On November 6, 2025, the Company entered into a promissory note agreement (the “Related Party Note”) with a related party. The Related Party Note provides for a principal amount of $50,000 and bears interest at a rate of 6% per annum.

The Related Party Note matures and becomes due and payable in a single balloon payment consisting of all unpaid principal and accrued interest ninety (90) calendar days following the date on which the Company’s common stock is publicly listed on a national securities exchange in the United States. The Company may prepay the Note, in whole or in part, at any time without penalty. As of December 31, 2025, the outstanding principal balance under the Note was $50,000.

Restricted Unit Awards

On January 23, 2026, the Company granted an aggregate of 10,000,000 shares of RSUs to certain related parties. The RSUs are subject to vesting upon the satisfaction of both time-based and market-based conditions (see Note 13).

April 2026 Convertible Notes

On April 24, 2026 (the “Original Issuance Date”), the Company entered into a securities purchase agreement with certain related parties with a principal amount of $10,500,000 plus OID of $5,465,385 (see Note 18).